Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Share Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Jun. 30, 2012	$ 207,818	$ 404,857	$ (5,720)	$ (191,319)
Balance (in shares) at Jun. 30, 2012		75,910,320
Net income	3,869			3,869
Dividends	(44,400)			(44,400)
Common stock issuance (in shares)		1,501,679
Common stock issuance	9,467	9,467
Conversion of debt to common stock (in shares)		4,347,368
Conversion of debt to common stock	22,427	22,427
Repurchase of common stock (in shares)	(401,076)	(401,076)
Repurchase of common stock	(2,515)	(2,515)
Other comprehensive (loss) income	(2,184)		(2,184)
Balance at Jun. 30, 2013	194,482	434,236	(7,904)	(231,850)
Balance (in shares) at Jun. 30, 2013		81,358,291
Net income	1,417			1,417
Dividends	(46,505)			(46,505)
Common stock issuance (in shares)		1,458,258
Common stock issuance	8,864	8,864
Repurchase of common stock (in shares)	0
Repurchase of common stock	0
Other comprehensive (loss) income	782		782
Balance at Jun. 30, 2014	$ 159,040	$ 443,100	$ (7,122)	$ (276,938)
Balance (in shares) at Jun. 30, 2014		82,816,549